Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Jan. 31, 2014 Class A Limited Partnership Units	Jan. 31, 2014 Class B Limited Partnership Units	Jan. 31, 2014 Legacy 1 Class Limited Partnership Units	Jan. 31, 2014 Legacy 2 Class Limited Partnership units	Jan. 31, 2014 Global Alternative Markets 1 Class Units	Jan. 31, 2014 Global Alternative Markets 2 Class Units	Jan. 31, 2014 Global Alternative Markets 3 Class Units
Entity Registrant Name	GRANT PARK FUTURES FUND LIMITED PARTNERSHIP
Entity Central Index Key	0000845698
Document Type	S-1
Post Effective Amendment Number	3
Document Period End Date	Dec. 31, 2013
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 3 to Form S-1 (the "Post Effective Amendment No. 3") is being filed by the registrant to update the prospectus to the offering and sale of the shares that were registered for resale on the Registration Statement and to include current financial statements in the Interactive Data related to the S-1.
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding		18,188.12	218,750.56	4,312.18	5,814.69	11,178.13	18,952.88	224,160.32
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY